Expense Example, No Redemption - Stone Ridge Diversified Alternatives Fund	May 07, 2021 USD ($)
Class J
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 239
Expense Example, No Redemption, 3 Years	1,310
Expense Example, No Redemption, 5 Years	2,376
Expense Example, No Redemption, 10 Years	5,021
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	1,228
Expense Example, No Redemption, 5 Years	2,246
Expense Example, No Redemption, 10 Years	$ 4,799